Notes Payable (Tables)	12 Months Ended
Dec. 31, 2014
Notes Payable [Abstract]
Schedule of future principal payments under notes payable agreement

Years ending December 31,
2015	$397,465
2016	1,223,502
2017	1,223,502
2018	155,531
Total	$3,000,000